DECEMBER 31, 1999

ANNUAL REPORT
to Variable Life Policyowners
DYNAMIC VARIABLE LIFE


Dynamic Variable Life
ReliaStar Life Insurance
Company of New York
Variable Separate Account
USLICO Series Fund

THIS REPORT IS FOR THE
INFORMATION OF POLICYOWNERS
AND NOT AN OFFERING OF THE SALE
OF THE VARIABLE LIFE POLICY, WHICH CAN
ONLY BE MADE BY A CURRENT PROSPECTUS.


[LOGO] RELIASTAR
RELIASTAR LIFE INSURANCE
COMPANY OF NEW YORK
4601 Fairfax Drive, PO Box 3700
Arlington, VA 22203

047659a (2/00)

A MESSAGE TO VARIABLE LIFE POLICYOWNERS

We are now in the sixth year of significant increases in the U.S. Stock Markets, as measured by the Dow Jones Industrial Average and the Standard & Poor's 500 Index. Propelled by a fourth quarter increase of 11.2%, the Dow's increase for the twelve months ended December 31, 1999, was 25.2%. The S&P increased 14.5% in the fourth quarter and 19.5% for the last twelve months. Both the Dow Jones Industrial Average and the S&P 500 are unmanaged indices and the percentage changes exclude dividends.

The yield on the 30-year Treasury Bond has increased, so that at the end of December, it was approximately 6.5%. Short-term rates, as measured by the 3-month Treasury Bill, are yielding 5.3%, which is also above a quarter ago.

The U.S. Gross Domestic Product for the third quarter of 1999 has increased 5.7% while inflation remains low with the Consumer Price Index increasing by 2.7% year-over-year on December 31, 1999.

The Variable Life Insurance Policies, which are the subject of this report, are distributed by Washington Square Securities, Inc. ("WSSI"), 20 Washington Avenue South, Minneapolis, Minnesota 55401, (612) 372-5507. WSSI, a registered broker-dealer, is an affiliated company of ReliaStar Life Insurance Company of New York, the issuer of your insurance policy.

THE STOCK ACCOUNT. On December 31, 1999, the invested assets were allocated 99.85% to 124 different stock positions with the remainder in a high quality money market fund. Our emphasis within the stock portfolio continues to be in issues which we believe will perform well in the current environment and tend to hold their values during market weakness.

THE MONEY MARKET ACCOUNT. On December 31, 1999, this portfolio held 21 different issues of the highest quality commercial paper with maturities ranging from 1 day to 8 weeks.

THE INVESTMENT GRADE BOND ACCOUNT. Bonds represented 97.36% of the investable funds on December 31, 1999 with the remainder in a high quality money market fund. The portfolio was comprised of 25 bond issues, with scheduled maturities ranging from 4 months to 49 years.

THE ASSET ALLOCATION ACCOUNT. On December 31, 1999, invested assets were allocated 62.03% to common stocks and 36.88% to bonds, with the remainder in a high quality money market fund. There were 126 different common stock issues in the portfolio and 28 different bond positions.

THE OUTLOOK. For the remainder of 2000, we expect economic growth to slow to 2.0% to 3.0% given the Federal Reserve's desire to raise short rates. Inflation and intermediate interest rates should grind slightly higher. At the time of this report, macroeconomic indicators are showing signs of strong growth and low unemployment. While the business expansion has been underway for almost 9 years, it is likely to be sustained throughout 2000. Nevertheless, profits are expected to grow at a slightly slower rate than in the past few years.

ReliaStar Life Insurance Company of New York is a wholly owned subsidiary of ReliaStar Financial Corp.


                                Respectfully,


                                /s/ James R. Gelder

                                James R. Gelder
                                President and Chief Executive Officer
                                ReliaStar Life Insurance Company of New York

  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1999


                                                                                       Sub-accounts
                                                                                       ------------
                                                                COMMON       MONEY                       ASSET          TOTAL
                                                                STOCK        MARKET         BOND       ALLOCATION    SUB-ACCOUNTS
                                                             -----------   -----------   -----------   -----------   -----------
ASSETS:
 Investments in USLICO Series
    Fund Portfolios                                          $15,118,018   $ 5,159,653   $ 1,198,698   $ 6,774,361   $28,250,730

 Policy loans                                                  1,395,600       739,057         9,909       736,619     2,881,185

                                                             -----------   -----------   -----------   -----------   -----------
       TOTAL ASSETS                                           16,513,618     5,898,710     1,208,607     7,510,980    31,131,915
                                                             -----------   -----------   -----------   -----------   -----------

LIABILITIES:
 Net accrued for policy related
    transactions due to (from) ReliaStar Life of New York        303,438        77,269         5,442       131,836       517,985

 Amounts payable to ReliaStar Life of New York                   375,000       125,000     1,000,000     1,000,000     2,500,000
                                                             -----------   -----------   -----------   -----------   -----------
       TOTAL LIABILITIES                                         678,438       202,269     1,005,442     1,131,836     3,017,985
                                                             -----------   -----------   -----------   -----------   -----------

NET ASSETS - FOR VARIABLE LIFE
  INSURANCE POLICIES                                         $15,835,180   $ 5,696,441   $   203,165   $ 6,379,144   $28,113,930
                                                             ===========   ===========   ===========   ===========   ===========

Investments basis data:
    Shares Owned                                                 953,217     5,159,653       132,893       537,648
    Cost                                                     $11,763,648   $ 5,159,653   $ 1,331,200   $ 6,083,282





See accompanying notes to financial statements.

  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I
               STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1999


                                                                                       Sub-accounts
                                                                                       ------------
                                                                COMMON         MONEY                         ASSET        TOTAL
                                                                STOCK          MARKET         BOND         ALLOCATION  SUB-ACCOUNTS
                                                             -----------    -----------    -----------    -----------  -----------
INVESTMENT INCOME:
  Income:
    Reinvested dividends                                     $ 1,461,698    $   220,000    $    59,442    $   532,521   $ 2,273,661
  Expenses:
    Mortality and expense risk charges                            64,050         25,665          6,001         30,521       126,237
                                                             -----------    -----------    -----------    -----------   -----------

    NET INVESTMENT INCOME                                      1,397,648        194,335         53,441        502,000     2,147,424
                                                             -----------    -----------    -----------    -----------   -----------

REALIZED AND UNREALIZED GAINS (LOSSES):
  Net unrealized gains (losses) on investments                 1,835,100             --        (93,356)       332,421     2,074,165
  Net realized gains (losses) on investments                     124,420             --             --          6,387       130,807
                                                             -----------    -----------    -----------    -----------   -----------

    NET GAIN (LOSS) ON INVESTMENTS                             1,959,520             --        (93,356)       338,808     2,204,972
                                                             -----------    -----------    -----------    -----------   -----------

        NET INCREASE (DECREASE) RESULTING FROM OPERATIONS      3,357,168        194,335        (39,915)       840,808     4,352,396
                                                             -----------    -----------    -----------    -----------   -----------

POLICY RELATED TRANSACTIONS:

  Net premiums                                                   536,132        411,965         22,909        569,146     1,540,152

  Transfers between sub-accounts                                  40,476        (30,924)        (9,743)           191            --

  Withdrawals and surrenders                                  (1,515,573)      (397,951)       (12,143)      (373,921)   (2,299,588)

TRANSFER OF INVESTMENT AND OPERATING
  RESULTS FROM (TO) RELIASTAR LIFE OF NEW YORK                    13,264       (133,917)        22,125       (258,838)     (357,366)
                                                             -----------    -----------    -----------    -----------   -----------

        NET INCREASE (DECREASE) IN NET ASSETS                  2,431,467         43,508        (16,767)       777,386     3,235,594

NET ASSETS, BEGINNING OF YEAR                                 13,403,713      5,652,933        219,932      5,601,758    24,878,336
                                                             -----------    -----------    -----------    -----------   -----------

NET ASSETS, END OF YEAR                                      $15,835,180    $ 5,696,441    $   203,165    $ 6,379,144   $28,113,930
                                                             ===========    ===========    ===========    ===========   ===========


See accompanying notes to financial statements.

  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I
               STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1998


                                                                                       Sub-accounts
                                                                                       ------------
                                                             COMMON        MONEY                          ASSET          TOTAL
                                                             STOCK         MARKET          BOND        ALLOCATION    SUB-ACCOUNTS
                                                          -----------    -----------    -----------    -----------   ------------
INVESTMENT INCOME:
  Income:
    Reinvested dividends                                  $   630,884    $   239,866    $    81,834    $   354,491    $ 1,307,075
  Expenses:
    Mortality and expense risk charges                         62,942         24,839          5,971         29,563        123,315
                                                          -----------    -----------    -----------    -----------    -----------

    NET INVESTMENT INCOME                                     567,942        215,027         75,863        324,928      1,183,760
                                                          -----------    -----------    -----------    -----------    -----------

REALIZED AND UNREALIZED GAINS (LOSSES):
  Net unrealized gains (losses) on investments                123,370             --        (27,376)         4,950        100,944
  Net realized gains (losses) on investments                    3,009             --           (240)           808          3,577
                                                          -----------    -----------    -----------    -----------    -----------

    NET GAIN (LOSS) ON INVESTMENTS                            126,379             --        (27,616)         5,758        104,521
                                                          -----------    -----------    -----------    -----------    -----------

        NET INCREASE RESULTING FROM OPERATIONS                694,321        215,027         48,247        330,686      1,288,281
                                                          -----------    -----------    -----------    -----------    -----------

POLICY RELATED TRANSACTIONS:

  Net premiums                                                651,372        471,978         22,681        674,767      1,820,798

  Transfers between sub-accounts                              (12,936)       (31,437)        44,506           (133)            --

  Withdrawals and surrenders                               (1,294,727)      (251,809)       (42,444)      (384,431)    (1,973,411)

TRANSFER OF INVESTMENT AND OPERATING
  RESULTS FROM (TO) RELIASTAR LIFE OF NEW YORK                 92,974       (202,334)       (46,334)      (273,884)      (429,578)
                                                          -----------    -----------    -----------    -----------    -----------

        NET INCREASE IN NET ASSETS                            131,004        201,425         26,656        347,005        706,090

NET ASSETS, BEGINNING OF YEAR                              13,272,709      5,451,508        193,276      5,254,753     24,172,246
                                                          -----------    -----------    -----------    -----------    -----------

NET ASSETS, END OF YEAR                                   $13,403,713    $ 5,652,933    $   219,932    $ 5,601,758    $24,878,336
                                                          ===========    ===========    ===========    ===========    ===========


See accompanying notes to financial statements.

  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I
               STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                                        Sub-accounts
                                                                                        ------------
                                                            COMMON          MONEY                         ASSET          TOTAL
                                                            STOCK           MARKET         BOND        ALLOCATION     SUB-ACCOUNTS
                                                          -----------    -----------    -----------    -----------    -----------
INVESTMENT INCOME:
  Income:
    Reinvested dividends                                  $ 2,580,642    $   240,105    $    88,176    $   835,462    $ 3,744,385
  Expenses:
    Mortality and expense risk charges                         61,528         24,586          6,023         28,422        120,559
                                                          -----------    -----------    -----------    -----------    -----------

    NET INVESTMENT INCOME                                   2,519,114        215,519         82,153        807,040      3,623,826
                                                          -----------    -----------    -----------    -----------    -----------

REALIZED AND UNREALIZED GAINS (LOSSES):
  Net unrealized losses on investments                       (378,013)            --         (6,453)       (78,357)      (462,823)
  Net realized gains (losses) on investments                  147,232             --         (1,109)        28,538        174,661
                                                          -----------    -----------    -----------    -----------    -----------

    NET GAIN (LOSS) ON INVESTMENTS                           (230,781)            --         (7,562)       (49,819)      (288,162)
                                                          -----------    -----------    -----------    -----------    -----------

        NET INCREASE RESULTING FROM OPERATIONS              2,288,333        215,519         74,591        757,221      3,335,664
                                                          -----------    -----------    -----------    -----------    -----------

POLICY RELATED TRANSACTIONS:

  Net premiums                                                698,365        500,497         23,758        731,659      1,954,279

  Transfers between sub-accounts                                7,355         (9,057)         2,198           (496)            --

  Withdrawals and surrenders                                 (911,793)      (322,535)       (11,166)      (374,126)    (1,619,620)

TRANSFER OF INVESTMENT AND OPERATING
  RESULTS TO RELIASTAR LIFE OF NEW YORK                      (488,269)      (207,625)       (71,165)      (389,564)    (1,156,623)
                                                          -----------    -----------    -----------    -----------    -----------

        NET INCREASE IN NET ASSETS                          1,593,991        176,799         18,216        724,694      2,513,700

NET ASSETS, BEGINNING OF YEAR                              11,678,718      5,274,709        175,060      4,530,059     21,658,546
                                                          -----------    -----------    -----------    -----------    -----------

NET ASSETS, END OF YEAR                                   $13,272,709    $ 5,451,508    $   193,276    $ 5,254,753    $24,172,246
                                                          ===========    ===========    ===========    ===========    ===========


See accompanying notes to financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I - NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1999

(1) ORGANIZATION - ReliaStar Life Insurance Company of New York Variable Life Separate Account I ("Separate Account I") was established by ReliaStar Life Insurance Company of New York ("ReliaStar Life of New York"), previously ReliaStar Bankers Security Life Insurance Society, in 1986 under New York insurance laws. Separate Account I operates as a unit investment trust under the Investment Company Act of 1940 and is used to fund certain benefits for variable life insurance policies issued by ReliaStar Life of New York. The assets of Separate Account I and its sub-accounts are the property of ReliaStar Life of New York. The portion of Separate Account I assets applicable to the variable life policies will not be charged with liabilities arising out of any other business ReliaStar Life of New York may conduct. The net assets maintained in the sub-accounts provide the basis for the periodic determination of the amount of increased or decreased benefits under the policies. The net assets may not be less than the amount required under the state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in ReliaStar Life of New York's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

In January 1995, ReliaStar Life of New York became an indirect wholly-owned subsidiary of ReliaStar Financial Corp. ("ReliaStar"), a financial services company based in Minneapolis, Minnesota. Prior to that time ReliaStar Life of New York was an indirect wholly-owned subsidiary of USLICO Corporation. USLICO Series Fund ("Series Fund") is an open-end diversified management investment company whose shares are sold only to ReliaStar Life of New York and other affiliates' separate accounts.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
  (a) VALUATION OF INVESTMENTS - Investments in shares of the Series Fund are valued at the reported net asset value of the respective portfolios. The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year ended December 31, 1999, were:

                                    Cost of Shares   Proceeds from
         Sub-account                   Acquired       Shares Sold
         -----------                --------------   ------------
         Common Stock                 $1,461,698     $   915,721
         Money Market                    220,481         134,197
         Bond                             82,993              --
         Asset Allocation                532,521         149,822
                                    --------------   ------------
         Total                        $2,297,693      $1,199,740

  (b) SECURITY TRANSACTIONS - Purchases and sales are recorded on the trade date date based on the net asset value as of the close of the preceding business day.
  (c) FEDERAL INCOME TAXES - ReliaStar Life of New York is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Since the sub-accounts are not separate entities from ReliaStar Life of New York, and their operations form a part of ReliaStar Life of New York, they will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Code. Under existing Federal income tax law, investment income of the sub-accounts, to the extent that it is applied to increase reserves under a contract, is not taxed and may be compounded for reinvestment without additional tax to ReliaStar Life of New York.
  (d) CHARGES DEDUCTED FROM PREMIUMS - Transfers to the sub-accounts of Separate Account I for net premiums represent gross premiums payable for a policy year, less deductions for sales loads, administrative expenses, premium taxes, risk charges and additional premiums, if any, for optional insurance benefits.
  (e) AMOUNTS PAYABLE TO RELIASTAR LIFE OF NEW YORK - The amounts payable to ReliaStar Life of New York in each sub-account arises from the amount allocated from ReliaStar Life of New York to facilitate commencement of operations.
  (f) DIVIDENDS - Dividends received on the shares held by the sub-accounts of Separate Account I are reinvested to purchase additional shares of the applicable portfolio of the Series Fund.
  (g) TRANSFER OF INVESTMENT AND OPERATING RESULTS FROM (TO) RELIASTAR LIFE OF NEW YORK - The sub-accounts transfer their investment and operating results in excess of amounts required to meet policyholder reserve and liability amounts to ReliaStar Life of New York. When investment and operating results are insufficient to meet reserve requirements, ReliaStar Life of New York transfers to the sub-accounts amounts sufficient to fund the deficiency. Also included in this transfer are cost of insurance charges totaling $746,269, $767,677 and $796,500 for all sub-accounts for the years ended December 31, 1999, 1998 and 1997 respectively.

(3) ADMINISTRATION AND RELATED PARTY TRANSACTIONS - A daily charge is made by ReliaStar Life of New York against each sub-account's investments for mortality and expense risks at an effective annual rate of .50%. The mortality risk assumed by ReliaStar Life of New York is that insureds may live for a shorter period of time than estimated and, therefore, a greater amount of death benefits than expected will be payable in relation to the amount of premiums received. The expense risk assumed by ReliaStar Life of New York is that expenses incurred in issuing and administering the policies will be greater than estimated. Other costs of administering Separate Account I are absorbed by ReliaStar Life of New York.

Washington Square Securities, Inc., a direct wholly-owned ReliaStar subsidiary, acts as principal underwriter (as defined in the Investment Company Act of 1940) of Separate Account I's policies. ReliaStar Investment Research, Inc., previously known as Washington Square Advisers, Inc., also a direct wholly-owned ReliaStar subsidiary, serves as investment adviser to the Series Fund with respect to short-term and fixed maturity securities. Pilgrim Baxter Value Investors, Inc. serves as investment sub-adviser to the Series Fund with respect to equity securities.

Certain officers and directors of ReliaStar and ReliaStar Life of New York are also officers and directors of Washington Square Securities, Inc., the Series Fund and ReliaStar Investment Research, Inc.

                          INDEPENDENT AUDITORS' REPORT


To ReliaStar Life Insurance Company of New York:

We have audited the accompanying statement of assets and liabilities of ReliaStar Life Insurance Company of New York Variable Life Separate Account I (consisting of the common stock, money market, bond, and asset allocation portfolios) as of December 31, 1999, and the related statements of operations and changes in net assets for the years ended December 31, 1999, 1998 and 1997. These financial statements are the responsibility of the management of ReliaStar Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the ReliaStar Life Insurance Company of New York Variable Life Separate Account I as of December 31, 1999, and the results of its operations and changes in its net assets for the years ended December 31, 1999, 1998 and 1997, in conformity with generally accepted accounting principles.





Deloitte & Touche LLP

Minneapolis, Minnesota
February 11, 2000

                               USLICO SERIES FUND
          INVESTMENT STRATEGIES AND PERFORMANCE OF THE STOCK PORTFOLIO

    Pilgrim Advisors, Inc. (formerly Northstar Investment Management Corporation), (the "Sub-Adviser") is responsible for the investment and reinvestment of the Stock Portfolio's assets. They are "growth oriented" in their investment philosophy, which means they proceed from the premise that returns can be maximized through buying companies that are able to grow their earnings more rapidly than the market. This philosophy is maintained while trying to minimize the risk in the portfolio. The methodology combines a "bottom up" fundamental process with a "top down," theme-based approach to finding suitable growth prospects at reasonable valuations.

    In another strong year for the broad equity market, Pilgrim Advisors, Inc. outperformed its benchmark and achieved excellent performance overall. The fund underwent a significant transformation in the last three months of the year, as the portfolio adopted the strategy of the new fund manager. An increased weighting in technology shares helped significantly, as positions were added in stocks that will benefit from longer-term economic trends such as wireless communications and the semiconductors that are powering the dramatic changes in technology. As they looked beyond the Y2K issue, the fund managers added to positions in software companies that provide solutions to help companies transact business on the Internet. Another key sector for the Fund was biotechnology. Positions in interest rate sensitive stocks such as financials and utilities were pared from the portfolio, as the managers believe that the Federal Reserve will continue to raise interest rates to slow the economy down, thus putting pressure on the financial sector. However, the Fund remains positioned in the fastest growing sectors of the economy and in sectors with less interest rate sensitivity, which should continue to generate returns that exceed the broader market. The Total Return for 1999, after all expenses at the Portfolio level was 30.08%.


                COMPARISON OF TEN YEAR CUMULATIVE TOTAL RETURN*
              Between the Stock Portfolio and the S & P 500 Index

                                    [GRAPH]

AVERAGE ANNUAL TOTAL RETURN

 1 Year        30.08%
 5 Years       23.19%
10 Years       14.59%


               STOCK PORTFOLIO          S & P 500 INDEX
                      THOUSANDS OF DOLLARS

DEC 87              10.4                     10.5
DEC 88              11.5                     12.3
DEC 89              14.3                     15.9
DEC 90              13.3                     15.6
DEC 91              15.7                     20.4
DEC 92              16.6                     22.0
DEC 93              18.3                     24.2
DEC 94              18.8                     24.5
DEC 95              24.8                     33.7
DEC 96              30.5                     41.5
DEC 97              38.1                     55.3
DEC 98              40.4                     71.1
DEC 99              52.6                     86.0


* $10,000 INVESTED ON 12/31/86 IN FUND OR INDEX INCLUDING REINVESTMENT OF DIVIDENDS FISCAL YEARS ENDED 12/31

Returns include the reinvestment of all distributions at Net Asset Value and the change in share price for the stated period, but exclude insurance and administration charges assessed by the insurance company's separate accounts. The average annual total return for one, five and ten years which reflects all common fees and charges for both the underlying fund and separate account levels are 28.34%, 21.01% and 12.74%, respectively. Such figures do not include the charges the insurance company makes for the cost of insurance, which if included, would significantly reduce the return. Please refer to the hypothetical illustrations in the prospectus of the separate account which indicate how the cost of insurance can impact performance or you may request a personalized illustration of historical performance which reflects the cost for insurance protection. Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                               USLICO SERIES FUND
           INVESTMENT STRATEGIES AND PERFORMANCE OF THE BOND PORTFOLIO


    The responsibility for investment and reinvestment in the Bond Portfolio lies with ReliaStar Investment Research, Inc. (formerly Washington Square Advisers, Inc.), which is affiliated with ReliaStar Life Insurance Company of New York and ReliaStar Life Insurance Company. Investments are primarily in investment-grade intermediate to long-term bonds. During 1999, the Bond Portfolio was primarily invested in corporate bonds rated "BBB" or better by Moody's or Standard & Poor's. The Portfolio also holds adjustable rate mortgages and U.S. Government strips. The average maturity of the bonds was less than ten years. The composition of the Portfolio holdings tended to have heavier emphasis on corporate bonds than that of its broad market index, which is the Lehman Brothers Aggregate Bond Index. The Total Return for 1999, after all expenses at the Portfolio level was -2.87%.



                COMPARISON OF TEN YEAR CUMULATIVE TOTAL RETURN*
      Between the Bond Portfolio and the Lehman Bros. Aggregate Bond Index

                                    [GRAPH]


AVERAGE ANNUAL TOTAL RETURN

 1 Year        -2.87%
 5 Years        5.86%
10 Years        6.22%


               BOND PORTFOLIO    LEHMAN BROS AGGREGATE BOND INDEX**
                          THOUSANDS OF DOLLARS

DEC 87              10.1                     10.1
DEC 88              11.1                     10.9
DEC 89              12.5                     12.4
DEC 90              13.0                     13.5
DEC 91              14.9                     15.6
DEC 92              16.0                     16.8
DEC 93              17.7                     18.7
DEC 94              17.1                     18.0
DEC 95              20.1                     21.5
DEC 96              20.7                     22.1
DEC 97              22.2                     24.3
DEC 98              23.1                     26.4
DEC 99              22.4                     26.2


* $10,000 INVESTED ON 6/25/87 IN FUND OR 7/1/87 IN INDEX INCLUDING REINVESTMENT OF INCOME FISCAL YEARS ENDED 12/31.

** THE GRAPH ABOVE USED THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX
   AS A COMPARISON INDEX FROM JUNE 1987 THROUGH DECEMBER 1997. THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS THE COMPARISON INDEX SINCE JANUARY 1998.

Returns include the reinvestment of all distributions at Net Asset Value and the change in share price for the stated period, but exclude insurance and administration charges assessed by the insurance company's separate accounts. The average annual total return for one, five and ten years which reflects all common fees and charges for both the underlying fund and separate account levels are -3.25%, 5.24% and 5.71%, respectively. Such figures do not include the charges the insurance company makes for the cost of insurance, which if included, would significantly reduce the return. Please refer to the hypothetical illustrations in the prospectus of the separate account which indicate how the cost of insurance can impact performance or you may request a personalized illustration of historical performance which reflects the cost for insurance protection. Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                               USLICO SERIES FUND
     INVESTMENT STRATEGIES AND PERFORMANCE OF THE ASSET ALLOCATION PORTFOLIO

    This Portfolio consists of stocks, intermediate to long term bonds of primarily investment grade and money market instruments. The stocks are chosen by Pilgrim Advisors, Inc. (formerly Northstar Investment Management Corporation), which is also responsible for choosing the stocks in the Stock Portfolio. Pilgrim Advisors, Inc. is a "growth oriented" investment manager and uses the same strategies to pick stocks for this Portfolio as is described under "Investment Strategies and Performance of the Stock Portfolio." The Adviser for the bonds and money market portions is ReliaStar Investment Research, Inc. (formerly Washington Square Advisers, Inc.). During 1999, the bonds in the Portfolio were primarily corporate bonds rated "BBB" or better by Moody's or Standard and Poor's. The average maturity of the bonds was less than ten years. Bond holdings were slightly shorter in duration with heavier emphasis on corporate bonds than that of the Lehman Brothers Aggregate Bond Index. The Total Return for 1999, after all expenses at the Portfolio level, was 15.10%.


                COMPARISON OF TEN YEAR CUMULATIVE TOTAL RETURN*
    Between the Asset Allocation Portfolio, Lehman Bros. Aggregate Bond Index
                                and S & P Index

                                    [GRAPH]


AVERAGE ANNUAL TOTAL RETURN

 1 Year        15.10%
 5 Years       14.96%
10 Years       10.73%


               ASSET        LEHMAN BROS
             ALLOCATION     AGGREGATE      S & P 500
              PORTFOLIO     BOND INDEX**     INDEX
                      THOUSANDS OF DOLLARS

12/87           9.5           10.1           10.3
12/88          10.5           10.9           12.0
12/89          12.2           12.4           15.5
12/90          12.3           13.5           15.3
12/91          14.1           15.6           19.9
12/92          15.2           16.8           21.4
12/93          16.8           18.7           23.6
12/94          16.6           18.0           23.9
12/95          20.8           21.5           32.9
12/96          23.4           22.1           40.4
12/97          27.3           24.3           53.9
12/98          28.8           26.4           69.3
12/99          33.1           26.2           83.9


 * $10,000 INVESTED ON 6/25/87 IN FUND OR 7/1/87 IN INDEX INCLUDING REINVESTMENT OF INCOME FISCAL YEARS ENDED 12/31.

** THE GRAPH ABOVE USED THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX
   AS A COMPARISON INDEX FROM JUNE 1987 THROUGH DECEMBER 1997. THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS THE COMPARISON INDEX SINCE JANUARY 1998.

Returns include the reinvestment of all distributions at Net Asset Value and the change in share price for the stated period, but exclude insurance and administration charges assessed by the insurance company's separate accounts. The average annual total return for one, five and ten years which reflects all common fees and charges for both the underlying fund and separate account levels are 14.19%, 13.84% and 9.72%, respectively. Such figures do not include the charges the insurance company makes for the cost of insurance, which if included, would significantly reduce the return. Please refer to the hypothetical illustrations in the prospectus of the separate account which indicate how the cost of insurance can impact performance or you may request a personalized illustration of historical performance which reflects the cost for insurance protection. Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                               USLICO SERIES FUND
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1999

                                                     COMMON          MONEY                           ASSET         TOTAL
                                                     STOCK           MARKET          BOND          ALLOCATION    PORTFOLIOS
                                                   PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO      COMBINED
                                                 ------------    ------------    ------------    ------------   ------------
ASSETS
Cash and cash equivalents                        $     80,696    $        453    $     29,483    $    106,415   $    217,047
Common stock, at fair value (cost
     $26,081,338 and $9,171,522, respectively)     34,441,416              --              --      11,277,391     45,718,807
Bonds, at fair value (cost
     $2,937,151 and $7,384,429, respectively)              --              --       2,692,174       6,703,706      9,395,880
Commercial paper, at amortized
     cost which approximates fair value                    --       6,055,118              --              --      6,055,118
Dividends receivable                                   11,235              --              --           3,654         14,889
Interest receivable                                     1,316              11          33,856          81,807        116,990
Securities not settled, net                            29,355              --              --          14,747         44,102
                                                 ------------    ------------    ------------    ------------   ------------
     TOTAL ASSETS                                  34,564,018       6,055,582       2,755,513      18,187,720     61,562,833
                                                 ------------    ------------    ------------    ------------   ------------


LIABILITIES
Accrued expenses                                       71,119          (2,135)         (9,623)          7,988         67,349
                                                 ------------    ------------    ------------    ------------   ------------
     TOTAL LIABILITIES                                 71,119          (2,135)         (9,623)          7,988         67,349
                                                 ------------    ------------    ------------    ------------   ------------


NET ASSETS                                       $ 34,492,899    $  6,057,717    $  2,765,136    $ 18,179,732   $ 61,495,484
                                                 ============    ============    ============    ============   ============


NET ASSET VALUE PER SHARE                        $      16.06    $       1.00    $       9.00    $      12.68
                                                 ============    ============    ============    ============


SHARES OUTSTANDING                                  2,147,436       6,057,717         307,215       1,433,205
                                                 ============    ============    ============    ============


NET ASSETS CONSIST OF:
Capital stock ($.001 par value)                  $      2,147    $      6,058    $        307    $      1,433
Additional paid-in capital                         26,180,793       6,051,659       3,021,541      16,005,604
Accumulated undistributed
     net investment income (loss)                     (13,874)             --             681           1,449
Accumulated undistributed net
     realized gains (losses) from
     investment transactions                          (36,245)             --         (12,416)          8,405
Net unrealized appreciation (depreciation)
     of investments                                 8,360,078              --        (244,977)      2,162,841
                                                 ------------    ------------    ------------    ------------
     Net assets                                  $ 34,492,899    $  6,057,717    $  2,765,136    $ 18,179,732
                                                 ============    ============    ============    ============



See accompanying notes to financial statements.

                     USLICO SERIES FUND-COMMON STOCK PORTFOLIO
                             STATEMENT OF INVESTMENTS
                                 DECEMBER 31, 1999

COMMON STOCK
                                                                      FAIR
                                                 SHARES               VALUE
                                                 ------            ----------
COMPUTERS & ELECTRONICS - 21.80%
Adaptec, Inc.                                     3,400            $  169,575
Agilent Technologies, Inc.                        6,700               517,994
Analog Devices, Inc.                              2,500               232,500
Apple Computer                                    2,200               226,188
Applied Materials, Inc.                           2,300               291,381
Atmel Corp.                                      10,800               319,275
Gateway, Inc.                                     1,900               136,919
KLA Tencor Corp.                                  2,800               311,850
Lam Resh Corp.                                    4,100               457,406
Lattice Semiconductor Corp.                       8,400               395,850
Lexmark International Group, Inc.                 3,600               325,800
Micron Technology, Inc.                           3,500               272,125
Microsoft Corp.                                   2,700               315,225
Motorola, Inc.                                    2,200               323,950
Novellus Systems, Inc.                            4,100               502,378
Oracle Corp.                                      7,300               818,056
PMC Sierra, Inc.                                  2,100               336,656
Portal Software, Inc.                             1,300               133,737
SDL, Inc.                                         1,700               370,600
Sanmina Corp.                                     1,800               179,775
Siebel Systems, Inc.                              2,200               184,800
Sun Microsystems, Inc.                            2,100               162,619
Tibco Software, Inc.                              1,000               153,000
Xilinx, Inc.                                      8,400               381,938
                                                                   ----------
                                                                    7,519,597
                                                                   ----------
DRUGS & HEALTH CARE - 8.49%
Becton Dickinson & Co.                            4,900               131,075
Biogen, Inc.                                        900                76,050
Genentech, Inc.                                   2,300               309,350
Idec Pharmaceuticals Corp.                        1,550               152,288
Immunex Corp.                                     4,300               470,850
Medimmune, Inc.                                   2,400               398,100
Medtronic, Inc.                                   2,200                80,163
Merck & Company, Inc.                             5,900               395,669
Sepracor, Inc                                     2,800               277,725
Stryker Corp.                                     3,900               271,537
United Healthcare Corp.                           2,700               143,437
Warner Lambert Co.                                2,700               221,231
                                                                   ----------
                                                                    2,927,475
                                                                   ----------
INDUSTRIAL - 4.16%
Akamai Technologies, Inc.                           200            $   65,525
General Electric Co.                              2,800               433,300
JDS Uniphase Corp.                                2,200               354,887
Kimberly Clark Corp.                              6,000               391,500
United Pan Europe                                 1,500               191,250
                                                                   ----------
                                                                    1,436,462
                                                                   ----------
TELECOMMUNICATIONS - 9.18%
AT&T Corp.                                        6,700               340,025
Allegiance Telecon, Inc.                          3,200               295,200
Bell Atlantic Corp.                                  64                 3,940
BellSouth Corp.                                   6,000               280,875
MCI WorldCom, Inc.                                7,200               382,050
Nextel Communications, Inc.                       3,800               391,875
Qwest Communications Internaltional, Inc.        12,100               520,300
SBC Communications, Inc.                             95                 4,631
Tritel, Inc.                                      5,200               164,775
Voicestream Wireless Corp.                        3,100               441,169
Western Wireless Corp.                            5,100               340,425
                                                                   ----------
                                                                    3,165,265
                                                                   ----------
BUSINESS SEVICES & ENGINEERING - 17.70%
America Online, Inc.                              3,800               286,663
Appnet, Inc.                                      6,300               275,625
Bea Sys, Inc.                                     3,500               244,781
Chemdex Corp.                                     1,600               177,600
Computer Sciences Corp.                           3,600               340,650
Cybersource Corp.                                 3,600               186,300
Doubleclick, Inc.                                   800               202,450
Dow Jones & Co., Inc.                             2,300               156,400
Electronic Data Sys Corp.                         4,800               321,300
Exodus Communications, Inc.                       4,000               355,250
Gemstar Internalional Group, LTD                  7,200               513,000
Inktomi Corp.                                     1,600               142,000
Office Depot, Inc.                               12,800               140,000
Qlogic Corp.                                      1,700               271,787
Real Networks, Inc.                                 450                54,141
Sapient Corp.                                     5,800               817,437
TMP Worldwide, Inc.                               1,200               170,400
United Parcel Services, Inc.                      4,000               276,000
Verisign, Inc.                                    3,200               611,000
Yahoo, Inc.                                       1,300               562,494
                                                                   ----------
                                                                    6,105,278
                                                                   ----------

                        (continued)


See accompanying notes to financial statements.

                     USLICO SERIES FUND-COMMON STOCK PORTFOLIO
                            STATEMENT OF INVESTMENTS
                                DECEMBER 31, 1999


FINANCE - 8.72%
American International Group, Inc.                   2,200        $   237,875
Bank New York, Inc.                                  6,900            276,000
Capital One Financial Corp.                          3,200            154,200
Chase Manhattan Corp.                                1,800            139,838
Citigroup, Inc.                                      6,000            333,375
Federal National Mortgage, Assn                      2,400            149,850
Lehman Brothers Holdings, Inc.                       3,100            262,531
Marsh & McLennan Companies, Inc.                     3,500            334,906
Merrill Lynch & Company, Inc.                        3,800            317,300
Morgan Stanley Dean Witter                           1,300            185,575
Paine Webber Group, Inc.                             3,400            131,962
PMI Group, Inc.                                      5,200            253,825
XL Capital, LTD                                      1,600             83,000
Zions Bancorp                                        2,500            147,969
                                                                  -----------
                                                                    3,008,206
                                                                  -----------
ENERGY - 1.67%
Conoco, Inc.                                        10,700            264,825
Exxon Mobil Corp.                                    3,848            310,005
                                                                  -----------
                                                                      574,830
                                                                  -----------
FOOD, HOUSE & PERSONAL PRODUCTS - 2.09%
Avon Products, Inc.                                  6,300            207,900
Coca Cola Co.                                        2,600            151,450
Procter & Gamble Co.                                 1,900            208,169
Tribune Company                                      2,800            154,175
                                                                  -----------
                                                                      721,694
                                                                  -----------
RETAIL TRADE - 5.80%
Abercrombie and Fitch Co.                            6,200            165,462
Bed Bath & Beyond, Inc.                              5,900            205,025
Costco Wholesale Corp.                               3,600            328,500
GAP, Inc.                                            5,800            266,800
Lowes Company, Inc.                                  7,800            466,050
Nike, Inc.                                           3,000            148,687
Pacific Sunwear of Califoria                         7,300            232,688
WalMart Stores, Inc.                                 2,700            186,638
                                                                  -----------
                                                                    1,999,850
                                                                  -----------

COMMUNICATIONS - 17.03%
Applied Micro Circuits Corp.                         3,200        $   407,200
Brocade Comunications Sys Inccom                     1,800            318,600
Charter communications, Inc.                         5,700            124,688
Cisco Systems, Inc.                                  5,600            599,900
Clear Channel Communications                         3,400            303,450
Ditech Communications Corp.                          2,400            224,400
Emmis Communications Corp.                           3,800            473,634
Ericsson LM Telephone Co.                            3,000            197,063
Finistar Corp.                                       1,500            134,813
Foundry Networks, Inc.                               1,500            452,531
Infinity Broadcasting Corp.                          8,800            318,450
Infonet Services Corp.                               1,600             42,000
Intermedia Communications, Inc.                      6,600            256,162
Nortel Networks Corp.                                4,400            444,400
Qualcomm, Inc.                                       4,000            704,500
Redback Networks, Inc.                               2,000            355,000
Sycamore Networks, Inc.                                900            277,200
Williams Communications Group                        8,300            240,181
                                                                  -----------
                                                                    5,874,172
                                                                  -----------
ENTERTAINMENT - 1.24%
Cendant Corp.                                       10,000            265,625
Walt Disney Co.                                      5,500            160,875
                                                                  -----------
                                                                      426,500
                                                                  -----------
TRANSPORTATION - 1.98%
AMR Corp. Del                                        3,300            221,100
Continental Airlines, Inc.                           3,400            150,875
Delta Airlines, Inc.                                 2,800            139,475
UAL Corp.                                            2,200            170,637
                                                                  -----------
                                                                      682,087
                                                                  -----------


TOTAL COMMON STOCK                                   99.85%        34,441,416

OTHER ASSETS AND
   LIABILITIES, NET                                    .15%            51,483
                                                                  -----------

NET ASSETS                                          100.00%       $34,492,899
                                                                  ===========

See accompanying notes to financial statements.

                    USLICO SERIES FUND-MONEY MARKET PORTFOLIO
                            STATEMENT OF INVESTMENTS
                                DECEMBER 31, 1999



COMMERCIAL PAPER                                                                PRINCIPAL          AMORTIZED
                                                                                 INTEREST             COST
                                                                                 --------             ----
        State Street Repo, 3.0%, Due January 03, 2000                           $  132,000        $  132,000
        Ford Motor Co., 6.31%, Due January 06, 2000                                300,000           299,737
        Household Financial Corp., 5.77%, Due January 11, 2000                     300,000           299,519
        Chevron USA, Inc., 5.94%, Due January 18, 2000                             300,000           299,158
        Northern IL Gas Co., 5.80%, January 18, 2000                               300,000           299,178
        Merrill Lynch & Co., 5.98%, Due January 19, 2000                           300,000           299,103
        Eastman Kodak Co., 6.35%, Due January 20, 2000                             300,000           298,995
        Paccar Financial Corp., 5.95%, Due January 20, 2000                        250,000           249,215
        DuPont EI DeNemours & Co., 5.86%, Due January 24, 2000                     300,000           298,877
        Procter & Gamble Co., 5.85%, Due January 26, 2000                          300,000           298,781
        Baltimore Gas & Electric Co., 6.25%, Due January 27, 2000                  300,000           298,646
        Bellsouth Telecomm, Inc., 5.84%, Due January 27, 2000                      300,000           298,735
        Campbell Soup Co., 5.80%, Due January 27, 2000                             300,000           298,743
        American Express Credit Corp., 5.78%, Due January 31, 2000                 300,000           298,555
        Walt Disney Co., 5.87%, Due February 01, 2000                              300,000           298,484
        Coca Cola Co., 5.78%, Due February 04, 2000                                300,000           298,362
        Florida Power Corp., 6.32%, Due February 09, 2000                          300,000           297,946
        Pacific Gas and Electric Co., 5.95%, Due February 10, 2000                 300,000           298,017
        American General Financial Corp., 5.88%, Due February 11, 2000             300,000           297,991
        American Tel & Teleg Co., 5.86%, Due February 16, 2000                     300,000           297,754
        Diageo Capital, Plc., 5.95, Due February 24, 2000                          300,000           297,322
                                                                                ----------         ---------
    TOTAL COMMERCIAL PAPER                        99.96 %                       $6,082,000         6,055,118
                                                                                ==========         =========

OTHER ASSETS AND
   LIABILITIES, NET                                 .04 %                                              2,599
                                                                                                   ---------

NET ASSETS                                       100.00 %                                          6,057,717
                                                                                                   =========


See accompanying notes to financial statements.

                        USLICO SERIES FUND-BOND PORTFOLIO
                            STATEMENT OF INVESTMENTS
                                DECEMBER 31, 1999


                                                                                      PAR                    FAIR
BONDS                                                                                VALUE                  VALUE
                                                                                --------------      -----------------
  GOVERNMENT - 29.12%
  FHLMC, 6.80%, Due December 01,  2026  #                                       $        63,543       $         64,932
  FNMA, 7.50%, Due July 01, 2027  #                                                       9,802                  9,996
  FNMA, 6.93%, Due July 01, 2027  #                                                      21,737                 22,255
  GNMA Pool 181826, 9.00%, Due March 15, 2021  #                                         17,883                 18,783
  US Trust Security Strips, Due February 15, 2021                                     1,390,000                334,128
  US Trust Security Strips, Due February 15, 2005                                       495,000                355,059
                                                                                ----------------      -----------------
                                                                                      1,997,965                805,153
                                                                                ----------------      -----------------
  DRUGS & HEALTH CARE - 8.83%
  American Health PPTYS, Inc., 7.05%, Due January 15, 2002                              100,000                 94,390
  Columbia/HCA Healthcare Corp., 6.41%, Due June 15, 2000                               150,000                149,756
                                                                                ----------------      -----------------
                                                                                        250,000                244,146
                                                                                ----------------      -----------------
  FINANCE - 56.86%
  Abbey National PLC, 7.35%, Due October 29, 2049  #                                    100,000                 95,171
  Advanta Mortgage Loan Trust, 6.06%, Due March 25, 2028                                 50,000                 50,649
  Amresco Residential Securities Corp., 6.30%, Due January 25, 2028                     100,000                100,500
  BHP Finance USA, 6.42%, Due March 01, 2026  #                                         100,000                 96,691
  Franchise Financial Corp. America, 8.25%, Due October 30,  2003                       100,000                 97,135
  Health Care Reit, Inc.,7.57%, Due April 15, 2000                                      100,000                 99,534
  Labranche & Co., 9.50%, Due August 15, 2004                                           145,000                141,771
  Macsaver Financial Services, Inc., 7.40%, Due February 15, 2002                       150,000                 93,750
  Noranda Forest, Inc., 6.88%, Due November 15, 2005                                    100,000                 93,847
  Protection One Alarm Monitor, Inc., 7.38%, Due August 15, 2005                        150,000                119,250
  Regency Centers, LP., 7.13%, Due July 15, 2005                                        100,000                 92,681
  Salomon Brothers Mortgage Securities VII, 6.30%, Due June 25, 2028                    145,000                144,909
  Salomon Brothers Mortgage Securities VII, 6.00%, Due October 25, 2028                  75,000                 75,000
  TriNet Corporate Realty Trust, 6.75%, Due March 01, 2003                              100,000                 92,508
  United Companies Financial Corp., 9.35%, Due November 01, 2049                        100,000                 35,250
  Waste Management, Inc., 6.00%, Due May 15, 2001                                       150,000                143,729
                                                                                ----------------      -----------------
                                                                                      1,765,000              1,572,375
                                                                                ----------------      -----------------
  INDUSTRIAL - 2.55%
  Bantec, Inc., 7.5%, Due June 01, 2008                                                 100,000                 70,500
                                                                                ----------------      -----------------
                                                                                        100,000                 70,500
                                                                                ----------------      -----------------





   TOTAL BONDS                       97.36%                                     $     4,112,965              2,692,174
                                                                                ================

OTHER ASSETS AND
   LIABILITIES, NET                    2.64%                                                                    72,962
                                                                                                      -----------------

NET ASSETS                           100.00%                                                           $     2,765,136
                                                                                                      =================

# - Callable at the option of the issuer.



See accompanying notes to financial statements.

                    USLICO SERIES FUND-ASSET ALLOCATION PORTFOLIO
                              STATEMENT OF INVESTMENTS
                                  DECEMBER 31, 1999

COMMON STOCK
                                                                      FAIR
                                                   SHARES             VALUE
                                                 ----------        ----------
COMPUTERS & ELECTRONICS - 13.46%
Adaptec, Inc.                                         1,100        $   54,863
Agilent technologies, Inc.                            2,200           170,088
Analog Devices, Inc.                                    800            74,400
Apple Computer                                          700            71,969
Applied Materials, Inc.                                 800           101,350
Atmel Corp.                                           3,600           106,425
Gateway, Inc.                                           600            43,237
KLA Tencor Corp.                                        900           100,237
Lam Resh Corp.                                        1,300           145,031
Lattice Semiconductor Corp.                           2,700           127,237
Lexmark International Group, Inc.                     1,100            99,550
Micron Technology, Inc.                               1,100            85,525
Microsoft Corp.                                         900           105,075
Motorola, Inc.                                          700           103,075
Novellus Systems, Inc.                                1,300           159,291
Oracle Corp.                                          2,400           268,950
PMC Sierra, Inc.                                        700           112,219
Portal Software, Inc.                                   400            41,150
SDL, Inc.                                               600           130,800
Sanmina Corp.                                           600            59,925
Siebel Systems, Inc.                                    700            58,800
Sun Microsystems, Inc.                                  700            54,206
Tibco Software, Inc.                                    300            45,900
Xilinx, Inc.                                          2,800           127,312
                                                                   ----------
                                                                    2,446,615
                                                                   ----------
DRUGS & HEALTH CARE - 5.22%
Becton Dickinson & Co.                                1,600            42,800
Biogen, Inc.                                            300            25,350
Genentech, Inc.                                         750           100,875
Idec Pharmaceuticals Corp.                              450            44,213
Immunex Corp.                                         1,400           153,300
Johnson & Johnson                                        50             4,656
Medimmune, Inc.                                         800           132,700
Medtronic, Inc.                                         700            25,506
Merck & Company, Inc.                                 1,900           127,419
Sepracor, Inc                                           900            89,269
Stryker Corp.                                         1,250            87,031
United Healthcare Corp.                                 800            42,500
Warner Lambert Co.                                      900            73,744
                                                                   ----------
                                                                      949,363
                                                                   ----------
INDUSTRIAL - 2.37%
General Electric Co.                                    700        $  108,325
JDS Uniphase Corp.                                      800           129,050
Kimberly Clark Corp.                                  2,000           130,500
United Pan Europe                                       500            63,750
                                                                   ----------
                                                                      431,625
                                                                   ----------
TELECOMMUNICATIONS - 5.63%
AT&T Corp.                                            2,100           106,575
Allegiance Telecon, Inc.                              1,000            92,250
Bell Atlantic Corp.                                      42             2,585
BellSouth Corp.                                       2,000            93,625
GTE Corp.                                                50             3,528
MCI WorldCom, Inc.                                    2,250           119,391
Nextel Communications, Inc.                           1,200           123,750
Qwest Communications Internaltional, Inc.             4,000           172,000
SBC Communications, Inc.                                 10               487
Tritel, Inc.                                          1,700            53,869
Voicestream Wireless Corp.                            1,000           142,312
Western Wireless Corp.                                1,700           113,475
                                                                   ----------
                                                                    1,023,847
                                                                   ----------
ENTERTAINMENT - .77%
Cendant Corp.                                         3,300            87,656
Walt Disney Co.                                       1,800            52,650
                                                                   ----------
                                                                      140,306
                                                                   ----------
RETAIL TRADE - 3.63%
Abercrombie and Fitch Co.                             2,000            53,375
Bed Bath & Beyond, Inc.                               1,900            66,025
Costco Wholesale Corp.                                1,200           109,500
GAP, Inc.                                             1,900            87,400
Lowes Company, Inc.                                   2,600           155,350
Nike, Inc.                                            1,000            49,563
Pacific Sunwear of Califoria                          2,400            76,500
WalMart Stores, Inc.                                    900            62,212
                                                                   ----------
                                                                      659,925
                                                                   ----------
BUSINESS SEVICES & ENGINEERING - 10.98%
America Online, Inc.                                  1,200            90,525
Appnet, Inc.                                          2,100            91,875
Bea Sys, Inc.                                         1,100            76,931
Chemdex Corp.                                           500            55,500
Computer Sciences Corp.                               1,200           113,550
Cybersource Corp.                                     1,200            62,100
Doubleclick, Inc.                                       200            50,613
Dow Jones & Co., Inc.                                   700            47,600
Electronic Data Sys Corp.                             1,600           107,100
Exodus Communications, Inc.                           1,400           124,338
Gemstar Internalional Group, LTD                      2,400           171,000
Inktomi Corp.                                           600            53,250
Office Depot, Inc.                                    4,200            45,937
Qlogic Corp.                                            600            95,925
Real Networks, Inc.                                     150            18,047
Sapient Corp.                                         2,000           281,875
TMP Worldwide, Inc.                                     400            56,800
United Parcel Services, Inc.                          1,300            89,700
Verisign, Inc.                                        1,000           190,937
Yahoo, Inc.                                             400           173,075
                                                                   ----------
                                                                    1,996,678
                                                                   ----------

See accompanying notes to financial statements.                      (continued)

                     USLICO SERIES FUND-ASSET ALLOCATION PORTFOLIO
                                STATEMENT OF INVESTMENTS
                                  DECEMBER 31, 1999

COMMON STOCK, CONTINUED
                                                                       FAIR
                                                 SHARES               VALUE
                                               -----------         -----------
FINANCE - 5.83%
American General Corp.                                 600         $    45,525
American International Group, Inc.                     800              86,500
Bank New York, Inc.                                  2,200              88,000
Capital One Financial Corp.                          1,100              53,006
Chase Manhattan Corp.                                  600              46,613
Citigroup, Inc.                                      3,200             177,800
Federal National Mortgage Assn                         800              49,950
Lehman Brothers Holdings, Inc.                       1,000              84,688
Marsh & McLennan Companies, Inc.                     1,100             105,256
Merrill Lynch & Company, Inc.                        1,200             100,200
Morgan Stanley Dean Witter                             500              71,375
Paine Webber Group, Inc.                             1,100              42,694
PMI Group, Inc.                                      1,700              82,981
XL Capital, LTD                                        500              25,937
                                                                   -----------
                                                                     1,060,525
                                                                   -----------
ENERGY - .98%
Conoco, Inc.                                         3,500              86,625
Exxon Mobil Corp.                                    1,128              90,875
                                                                   -----------
                                                                       177,500
                                                                   -----------
FOOD, HOUSE & PERSONAL PRODUCTS - 1.25%
Avon Products, Inc.                                  2,000              66,000
Coca Cola Co.                                          800              46,600
Procter & Gamble Co.                                   600              65,738
Tribune Company                                        900              49,556
                                                                   -----------
                                                                       227,894
                                                                   -----------
TRANSPORTATION - 1.22%
AMR Corp. Del                                        1,100              73,700
Continental Airlines, Inc.                           1,100              48,813
Delta Airlines, Inc.                                   900              44,831
UAL Corp.                                              700              54,294
                                                                   -----------
                                                                       221,638
                                                                   -----------

COMMUNICATIONS - 10.68%
Applied Micro Circuits Corp.                         1,000         $   127,250
Brocade Comunications Sys Inccom                       600             106,200
Charter communications, Inc.                         1,900              41,563
Cisco Systems, Inc.                                  1,800             192,825
Clear Channel Communications                         1,100              98,175
Ditech Communications Corp.                            800              74,800
Emmis Communications Corp.                           1,200             149,569
Ericsson LM Telephone Co.                            1,000              65,688
Finistar Corp.                                         500              44,937
Foundry Networks, Inc.                                 500             150,844
Infinity Broadcasting Corp.                          2,900             104,944
Infonet Services Corp.                                 600              15,750
Intermedia Communications, Inc.                      2,200              85,387
Lucent Technologies, Inc.                              600              44,887
Nortel Networks Corp.                                1,400             141,400
Qualcomm, Inc.                                       1,200             211,350
Redback Networks, Inc.                                 650             115,375
Sycamore Networks, Inc.                                300              92,400
Williams Communications Group                        2,700              78,131
                                                                   -----------
                                                                     1,941,475
                                                                   -----------


TOTAL COMMON STOCK                                   62.03%         11,277,391
                                                                   -----------

See accompanying notes to financial statements.                      (continued)

                  USLICO SERIES FUND-ASSET ALLOCATION PORTFOLIO
                            STATEMENT OF INVESTMENTS
                                DECEMBER 31, 1999


BONDS                                                                                      PAR                        FAIR
        GOVERNMENT - 11.15%                                                               VALUE                       VALUE
                                                                                  --------------------         ------------------
        FHLMC, 9.00%, Due October 01, 2019  #                                                    7,085        $             7,400
        FHLMC, 6.80%, Due December 01, 2026  #                                                 166,190                    169,823
        FNMA, 6.97%, Due July 01, 2027  #                                                       49,010                     49,982
        FNMA, 6.00%, Due July 01, 2027  #                                                       57,821                     59,199
        GNMA, 10.00%, Due February 15, 2016  #                                                   8,517                      9,275
        US Trust Security Strips, Due February 15, 2005                                      1,180,000                    846,402
        US Trust Security Strips, Due February 15, 2021                                      3,680,000                    884,598
                                                                                                                ------------------
                                                                                                                        2,026,679
                                                                                                                ------------------
        DRUGS & HEALTH CARE - 3.07%
        American Health PPTYS, Inc., 7.05%, Due January 15, 2002                               200,000                    188,780
        Columbia/HCA Healthcare Corp., 6.41%, Due June 15, 2000                                370,000                    369,397
                                                                                                                ------------------
                                                                                                                          558,177
                                                                                                                ------------------
        FINANCE - 20.76%
        Abbey National PLC, 7.35%, Due October 29, 2049  #                                     100,000                     95,171
        Advanta Mortgage Loan Trust, 6.06%, Due March 25, 2028                                 100,000                    101,299
        Amresco Residential Securities Corp., 6.30%, Due January 25, 2028                      200,000                    201,000
        BHP Finance USA, 6.42%, Due March 01, 2026  #                                          100,000                     96,691
        Franchise Financial Corp. America, 8.25%, Due October 30, 2003                         200,000                    194,270
        Health Care Reit, Inc., 7.57%, Due April 15, 2000                                      360,000                    358,322
        Labranche & Companies, Inc., 9.50%, Due August 15, 2004                                355,000                    347,094
        Macsaver Financial Services, Inc., 7.40%, Due February 15, 2002                        350,000                    218,750
        Nomura Depositor Trust, 6.18%, Due January 15, 2003  #                                 100,000                    100,125
        Noranda Forest, Inc., 6.88%, Due November 15, 2005                                     100,000                     93,847
        Protection One Alarm Monitor, Inc., 7.38%, Due August 15, 2005                         350,000                    278,250
        Regency Centers, LP., 7.13%, Due July 15, 2005                                         300,000                    278,043
        Salomon Brothers Mortgage Securities VII, 6.30%, Due June 25, 2028                     365,000                    364,772
        Salomon Brothers Mortgage Securities VII,  5.38%, Due October 25, 2028                 365,000                    365,000
        TriNet Corporate Realty Trust, 6.75%, Due March 01, 2003                               350,000                    323,778
        United Companies Financial Corp., 9.35%, Due November 01, 2049                         200,000                     70,500
        Waste Management, Inc., 6.00%, Due May 15, 2001                                        300,000                    287,457
                                                                                                                ------------------
                                                                                                                        3,774,369
                                                                                                                ------------------
        INDUSTRIAL - 1.89%
        Bantec, Inc., 7.5%, Due June 1, 2008                                                   350,000                    246,750
        Canadian Pacific, 6.875%, Due April 15, 2003                                           100,000                     97,731
                                                                                                                ------------------
                                                                                                                          344,481
                                                                                                                ------------------







TOTAL BONDS                     36.88%                                                      10,363,623                  6,703,706
                                                                                        ==============         ==================

TOTAL INVESTMENTS               98.91%                                                                                 17,981,097

OTHER ASSETS AND
   LIABILITIES, NET              1.09%                                                                                    198,635
                                                                                                               ------------------

NET ASSETS                     100.00%                                                                        $        18,179,732
                                                                                                               ==================

# - Callable at the option of the issuer.

See accompanying notes to financial statements.

                               USLICO SERIES FUND
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                              Common            Money                                Asset
                                                              Stock             Market             Bond            Allocation
                                                             Portfolio         Portfolio         Portfolio         Portfolio
                                                            ------------      ------------      ------------      ------------
Investment income:
     Income:
         Dividends                                          $    473,709      $         --      $         --      $    155,974
         Interest                                                 25,547           312,502           162,274           419,026
                                                            ------------      ------------      ------------      ------------
               Total income                                      499,256           312,502           162,274           575,000
                                                            ------------      ------------      ------------      ------------

     Expenses:
         Accounting fee                                           31,062             6,581             3,055            17,978
         Custodian fee                                            65,311            13,759             6,387            37,590
         Management fee                                          113,595            20,478            14,973            65,452
         Other administrative                                     89,553            18,872             8,764            51,560
                                                            ------------      ------------      ------------      ------------
              Subtotal                                           299,521            59,690            33,179           172,580
                                                            ------------      ------------      ------------      ------------
         Less management fees reimbursed by
          affiliates (see note 2)                                 41,844             5,359             7,953            24,146
                                                            ------------      ------------      ------------      ------------
              Total expenses                                     257,677            54,331            25,226           148,434
                                                            ------------      ------------      ------------      ------------
Net investment income                                            241,579           258,171           137,048           426,566
                                                            ------------      ------------      ------------      ------------

Realized and unrealized gains (losses) on investments:
   Net proceeds from sales                                   102,049,944                --         1,253,280        36,881,023
   Cost of securities sold                                   (99,221,526)               --        (1,265,523)      (35,925,153)
                                                            ------------      ------------      ------------      ------------
Net realized gains on investments                              2,828,418                --           (12,243)          955,870
Net unrealized gains (losses) on investments                   5,038,448                --          (208,974)        1,068,903
                                                            ------------      ------------      ------------      ------------
Net gains (losses) on investments                              7,866,866                --          (221,217)        2,024,773
                                                            ------------      ------------      ------------      ------------

         Net increase (decrease) in net assets
           resulting from operations                        $  8,108,445      $    258,171      $    (84,169)     $  2,451,339
                                                            ============      ============      ============      ============



    See accompanying notes to financial statements.

                               USLICO SERIES FUND
                       STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                    Common            Money                                Asset
                                                                    Stock             Market           Bond             Allocation
                                                                  Portfolio         Portfolio        Portfolio          Portfolio
                                                                ------------       ------------     ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                      $   (261,263)      $   (258,171)    $   (138,387)      $   (432,101)
     Net realized gains on investments                            (3,026,352)                --               --           (992,240)

CAPITAL SHARE TRANSACTIONS                                         1,898,052             93,990          155,810            817,365
                                                                ------------       ------------     ------------       ------------

         Net increase (decrease) in net assets                     6,718,882             93,990          (66,746)         1,844,363

NET ASSETS, BEGINNING OF YEAR                                     27,774,017          5,963,727        2,831,882         16,335,368
                                                                ------------       ------------     ------------       ------------
NET ASSETS, END OF YEAR                                         $ 34,492,899       $  6,057,717     $  2,765,136       $ 18,179,732
                                                                ============       ============     ============       ============



                      FOR THE YEAR ENDED DECEMBER 31, 1998

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                      $   (410,935)      $   (282,362)    $   (156,186)      $   (515,110)
     Net realized gains on investments                              (967,581)                --          (35,769)          (445,245)

CAPITAL SHARE TRANSACTIONS                                           350,378            179,415          100,234            536,913
                                                                ------------       ------------     ------------       ------------

         Net increase (decrease) in net assets                       482,372            179,415           29,508            435,274

NET ASSETS, BEGINNING OF YEAR                                     27,291,645          5,784,312        2,802,374         15,900,094
                                                                ------------       ------------     ------------       ------------
NET ASSETS, END OF YEAR                                         $ 27,774,017       $  5,963,727     $  2,831,882       $ 16,335,368
                                                                ============       ============     ============       ============


See accompanying notes to financial statements.

USLICO SERIES FUND - NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1999

(1) ORGANIZATION - USLICO Series Fund (the Fund) is an open-end, diversified management investment company registered under the Investment Company Act of 1940 and consisting of four separate series (Portfolios), each of which has its own investment objectives and policies. The Fund was organized as a business trust under the laws of Massachusetts on January 19, 1988. Shares of the Portfolios are sold only to separate accounts of ReliaStar Life Insurance Company (ReliaStar Life), previously ReliaStar United Services Life Insurance Company and ReliaStar Life Insurance Company of New York (ReliaStar Life of New
York), previously ReliaStar Bankers Security Life Insurance Society, to serve as the investment medium for variable life insurance policies issued by these companies. The separate accounts invest in shares of one or more of the Portfolios, in accordance with allocation instructions received from policyowners. Each Portfolio share outstanding represents a beneficial interest in the respective Portfolio and carries a par value of $.001. The Fund has an unlimited number of shares authorized.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
  (a)  VALUATION OF INVESTMENTS
       1. Common Stock, Bond and Asset Allocation Portfolios - Equity securities for which market quotations are readily available are stated at that fair value. Fair value is determined on the basis of last reported sales price, or, if no sales are reported, the latest available bid price obtained from a quotation reporting system or from established market makers. Money market instruments are valued at fair value, except that instruments maturing in sixty days or less are valued using amortized cost which approximates fair value. Debt securities (other than obligations having a maturity of sixty days or less at their date of acquisition) are valued on the basis of market quotations obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Debt obligations having a maturity of sixty days or less are generally valued at amortized cost, which approximates fair value.
       2. Money Market Portfolio - Investment securities held by the Money Market Portfolio are all carried at amortized cost.
  (b) INCOME RECOGNITION - Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Realized gains and losses on the sale of securities are computed on the basis of the identified cost of the related securities sold and are recognized at the date of trade.
  (c) OTHER ADMINISTRATIVE FEES - Other administrative fees are charged to the Portfolios at an annual percentage rate of .65%. Fund expenses directly attributable to a Portfolio are charged to that Portfolio. All other expenses are allocated proportionately among all Portfolios in relation to respective net assets.
  (d) FEDERAL INCOME TAXES - Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Accordingly, a Portfolio will not be subject to Federal income taxes if it makes distributions of net investment income and net realized gains in compliance with Subchapter M and meets certain other requirements. (Normally, however, such distributions are automatically reinvested in additional portfolio shares.) As the Fund is believed to be in compliance with these requirements, no federal income tax provision has been provided.
  (e) MANAGEMENT FEES - The Fund's investment advisers are compensated with a quarterly management fee based on an annual percentage of the average daily net assets of each Portfolio. During 1999, 1998 and 1997 the adviser was paid a fee at an annual rate of .25% of the net asset value of the Portfolios. The maximum management fee which may be charged is an annual percentage rate of .50% on the first $100 million of average daily net assets and .45% of average daily net assets in excess thereof. ReliaStar Life and ReliaStar Life of New York will reimburse the Portfolios to the extent that management fees exceed .25%. For the year ended December 31, 1999 ReliaStar Life has reimbursed the Common Stock Portfolio $41,844, the Money Market Portfolio $5,359, the Bond Portfolio $7,953 and the Asset Allocation Portfolio $24,146.
  (f) CONTRIBUTIONS AND WITHDRAWALS - Net funds contributed into or withdrawn from the Fund are made on the basis of the net asset value per share prevailing at the close of business on the preceding business day.

(3) AFFILIATIONS AND RELATED PARTY TRANSACTIONS - ReliaStar Life is a wholly-owned subsidiary of ReliaStar Financial Corp. ("ReliaStar"), a financial services company based in Minneapolis, Minnesota. ReliaStar Life of New York, is a wholly-owned subsidiary of ReliaStar Life. ReliaStar Investment Research, Inc. (formerly Washington Square Advisers, Inc.), a direct wholly-owned ReliaStar subsidiary, serves as investment adviser to the Fund. The Fund's distributor, Washington Square Securities, Inc., is also a wholly-owned subsidiary of ReliaStar Financial Corp. Pilgrim Holdings, Corp., is a subsidiary of ReliaStar Financial, Corp. Pilgrim Advisors, Inc. is a wholly-owned subsidiary of Pilgrim Holdings, Corp. Pilgrim Advisors, Inc. serves as investment sub-adviser for the Common Stock Portfolio and the common stock portion of the Asset Allocation Portfolio. The Fund purchases securities through Pilgrim Advisors, Inc. in the normal course of business. Effective October 1, 1999, the sub-adviser changed from Pilgrim Baxter Value Investors, Inc. to Northstar Investment Management Corporation. Effective November 1, 1999 Northstar Investment Management Corporation changed its name to Pilgrim Advisors, Inc.

Officers of the Fund are also officers of ReliaStar, Washington Square Securities, Inc., ReliaStar Life and ReliaStar Life of New York and receive compensation therefrom. They do not receive additional compensation for services rendered to the Fund. Trustees of the Board received a fee of $1,000 for each meeting attended during 1999 and 1998. $500 was paid for each meeting attended during 1997. For the year ended December 31, 1999, 1998, and 1997, total fees paid to the Trustees aggregated $12,000, $16,000, and $8,000, respectively, for all Portfolios combined.

(4) INVESTMENTS - As of December 31, 1999, net unrealized appreciation (depreciation) for each portfolio was as follows:

                                                                       Net
                                                                   Unrealized
                                                                 Appreciation
              Portfolio        Appreciation    Depreciation     (Depreciation)
              ---------        ------------    ------------     --------------

           Common Stock         $8,674,455      $ (314,377)       $8,360,078
           Money Market                N/A             N/A               N/A
           Bond                      4,336        (249,313)         (244,977)
           Asset Allocation      2,823,447        (660,606)        2,162,841


(5) CAPITAL SHARE TRANSACTIONS - Transactions in capital shares for the year ended December 31, were as follows:

                                                              SHARES                            AMOUNT
                                                         -----------------                   ------------

                                                     1999               1998             1999              1998
                                                  -----------       -----------       -----------       -----------
COMMON STOCK PORTFOLIO:
  Shares issued in reinvestment of dividends          211,379           101,216       $ 3,287,614       $ 1,378,516
  Shares purchased/(redeemed) ..............         (100,951)          (85,893)       (1,389,562)       (1,028,138)
                                                  -----------       -----------       -----------       -----------
   Net increase (decrease) .................          110,428            15,323       $ 1,898,052       $   350,378
                                                  ===========       ===========       ===========       ===========

MONEY MARKET PORTFOLIO:
  Shares issued in reinvestment of dividends          258,171           282,362       $   258,171       $   282,362
  Shares purchased/(redeemed) ..............         (164,180)         (102,947)         (164,181)         (102,947)
                                                  -----------       -----------       -----------       -----------
     Net increase (decrease) ...............           93,991           179,415       $    93,990       $   179,415
                                                  ===========       ===========       ===========       ===========


BOND PORTFOLIO:
  Shares issued in reinvestment of dividends           14,944            19,421       $   138,387       $   191,954
  Shares purchased/(redeemed) ..............            1,715            (9,163)           17,423           (91,720)
                                                  -----------       -----------       -----------       -----------
   Net increase (decrease) .................           16,659            10,258       $   155,810       $   100,234
                                                  ===========       ===========       ===========       ===========


ASSET ALLOCATION PORTFOLIO:
  Shares issued in reinvestment of dividends          115,187            79,912       $ 1,424,341       $   960,355
  Shares purchased/(redeemed) ..............          (52,069)          (37,539)         (606,976)         (423,442)
                                                  -----------       -----------       -----------       -----------
   Net increase (decrease) .................           63,118            42,373       $   817,365       $   536,913
                                                  ===========       ===========       ===========       ===========



                               USLICO SERIES FUND
                         CONDENSED FINANCIAL INFORMATION
                      FOR THE YEAR ENDED DECEMBER 31, 1999


                                                       COMMON             MONEY                                  ASSET
                                                       STOCK              MARKET              BOND            ALLOCATION
                                                     PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                   --------------     --------------     --------------     --------------
FINANCIAL HIGHLIGHTS (PER SHARE)
Net asset value, beginning of year                 $        13.64     $         1.00     $         9.74     $        11.92
Income from investment operations:
  Net investment income                                      0.12               0.04               0.46               0.31
  Net realized and unrealized
     gains (losses) on securities                            3.93                 --              (0.73)              1.48
                                                   --------------     --------------     --------------     --------------
  Total from investment operations                           4.05               0.04              (0.27)              1.79
Distributions:
  Distribution of income                                    (0.13)             (0.04)             (0.46)             (0.31)
  Distribution of capital gains                             (1.50)                --                 --              (0.72)
                                                   --------------     --------------     --------------     --------------
  Net asset value, end of year                     $        16.06     $         1.00     $         9.01     $        12.68
                                                   ==============     ==============     ==============     ==============

Total return                                                30.08%              5.00%             -2.87%             15.10%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period                          $   34,492,899     $    6,057,717     $    2,765,136     $   18,179,732

Expenses to average net assets                               0.90%              0.90%              0.90%              0.90%
Net investment income to average net assets                  0.84%              4.27%              4.88%              2.58%
Portfolio turnover rate                                    305.87%               N/A              45.74%            227.49%
Weighted average number of shares outstanding
   for year ended  December 31, 1999                    2,018,443          6,047,979            298,279          1,371,808


                      FOR THE YEAR ENDED DECEMBER 31, 1998

FINANCIAL HIGHLIGHTS (PER SHARE)
Net asset value, beginning of year                 $        13.50     $         1.00     $        10.00     $        11.98
Income from investment operations:
  Net investment income                                      0.20               0.05               0.55               0.39
  Net realized and unrealized
     gains on securities                                     0.62                 --              (0.13)              0.27
                                                   --------------     --------------     --------------     --------------
  Total from investment operations                           0.82               0.05               0.42               0.66
Distributions:
  Distribution of income                                    (0.20)             (0.05)             (0.55)             (0.39)
  Distribution of capital gains                             (0.48)                --              (0.13)             (0.33)
                                                   --------------     --------------     --------------     --------------
  Net asset value, end of year                     $        13.64     $         1.00     $         9.74     $        11.92
                                                   ==============     ==============     ==============     ==============

Total return                                                 6.00%              5.00%              4.30%              5.51%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period                          $   27,774,017     $    5,963,727     $    2,831,882     $   16,335,368

Expenses to average net assets                               0.75%              0.75%              0.75%              0.75%
Net investment income to average net assets                  1.49%              4.79%              5.50%              3.19%
Portfolio turnover rate                                    172.22%               N/A              90.97%            135.68%
Weighted average number of shares outstanding
   for year ended  December 31, 1998                    2,008,104          5,895,120            283,193          1,332,191

                               USLICO SERIES FUND
                         CONDENSED FINANCIAL INFORMATION
                      FOR THE YEAR ENDED DECEMBER 31, 1997


                                                       COMMON             MONEY                                  ASSET
                                                       STOCK              MARKET              BOND            ALLOCATION
                                                     PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                   --------------     --------------     --------------     --------------
FINANCIAL HIGHLIGHTS (PER SHARE)
Net asset value, beginning of year                 $        13.25     $         1.00     $        10.02     $        11.85
Income from investment operations:
  Net investment income                                      0.27               0.05               0.59               0.46
  Net realized and unrealized
     gains (losses) on securities                            3.05                 --               0.12               1.51
                                                   --------------     --------------     --------------     --------------
  Total from investment operations                           3.32               0.05               0.71               1.97
Distributions:
  Distribution of income                                    (0.27)             (0.05)             (0.59)             (0.46)
  Distribution of capital gains                             (2.80)                --              (0.14)             (1.38)
                                                   --------------     --------------     --------------     --------------
  Net asset value, end of year                     $        13.50     $         1.00     $        10.00     $        11.98
                                                   ==============     ==============     ==============     ==============

Total return                                                25.06%              5.00%              7.09%             16.62%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period                          $   27,291,645     $    5,784,312     $    2,802,374     $   15,900,094

Expenses to average net assets                               0.73%              0.75%              0.75%              0.74%
Net investment income to average net assets                  1.87%              4.88%              5.88%              3.68%
Portfolio turnover rate                                     88.55%               N/A             117.24%            104.30%
Weighted average number of shares outstanding
   for year ended  December 31, 1997                    1,760,754          5,852,073            280,426          1,228,385


                      FOR THE YEAR ENDED DECEMBER 31, 1996

FINANCIAL HIGHLIGHTS (PER SHARE)
Net asset value, beginning of year                 $        12.62     $         1.00     $        10.38     $        11.82
Income from investment operations:
  Net investment income                                      0.34               0.05               0.64               0.53
  Net realized and unrealized
     gains (losses) on securities                            2.55                 --              (0.36)              0.94
                                                   --------------     --------------     --------------     --------------
  Total from investment operations                           2.89               0.05               0.28               1.47
Distributions:
  Distribution of income                                    (0.33)             (0.05)             (0.64)             (0.53)
  Distribution of capital gains                             (1.93)                --                 --              (0.91)
                                                   --------------     --------------     --------------     --------------
  Net asset value, end of year                     $        13.25     $         1.00     $        10.02     $        11.85
                                                   ==============     ==============     ==============     ==============

Total return                                                22.90%              5.00%              2.70%             12.44%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period                          $   23,558,091     $    5,979,861     $    2,783,385     $   14,614,568

Expenses to average net assets                               0.75%              0.75%              0.75%              0.75%
Net investment income to average net assets                  2.50%              4.77%              6.45%              4.39%
Portfolio turnover rate                                     79.17%               N/A              47.37%             61.98%
Weighted average number of shares outstanding
   for year ended  December 31, 1996                    1,575,455          5,897,797            284,090          1,148,567

                               USLICO SERIES FUND
                         CONDENSED FINANCIAL INFORMATION
                      FOR THE YEAR ENDED DECEMBER 31, 1995


                                                     COMMON             MONEY                              ASSET
                                                     STOCK              MARKET            BOND           ALLOCATION
                                                   PORTFOLIO          PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                --------------     --------------    --------------    --------------
FINANCIAL HIGHLIGHTS (PER SHARE)
Net asset value, beginning of year              $        10.37     $         1.00    $         9.41    $        10.18
Income from investment operations:
  Net investment income                                   0.36               0.05              0.66              0.55
  Net realized and unrealized
     gains on securities                                  2.95                 --              1.04              2.01
                                                --------------     --------------    --------------    --------------
  Total from investment operations                        3.31               0.05              1.70              2.56
Distributions:
  Distribution of income                                 (0.37)             (0.05)            (0.66)            (0.55)
  Distribution of capital gains                          (0.69)                --             (0.07)            (0.37)
                                                --------------     --------------    --------------    --------------
  Net asset value, end of year                  $        12.62     $         1.00    $        10.38    $        11.82
                                                ==============     ==============    ==============    ==============

Total return                                             31.92%              5.00%            18.07%            25.15%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period                       $   19,968,336     $    5,819,470    $    3,068,825    $   13,675,779

Expenses to average net assets                            0.63%              0.63%             0.63%             0.63%
Net investment income to average net assets               3.07%              5.37%             6.49%             4.81%
Portfolio turnover rate                                  62.51%               N/A             32.67%            44.97%
Weighted average number of shares outstanding
   for year ended  December 31, 1995                 1,450,668          5,763,272           276,475         1,068,503



                          INDEPENDENT AUDITORS' REPORT




The Board of Trustees
USLICO Series Fund:


We have audited the accompanying statements of assets and liabilities, including the statements of investments, of USLICO Series Fund (consisting of the common stock, money market, bond, and asset allocation portfolios), and the related statements of operations as of and for the year ended December 31, 1999 and changes in net assets and the condensed financial information for the years ended December 31, 1999 and 1998. These financial statements and condensed financial information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and the condensed financial information. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the condensed financial information referred to above present fairly, in all material respects, the net assets, investments and results of their operations for each of the respective portfolios constituting the USLICO Series Fund as of and for the year ended December 31, 1999, and changes in their net assets and the condensed financial information for the years ended December 31, 1999 and 1998, in conformity with generally accepted accounting principles.





Deloitte & Touche LLP

Minneapolis, Minnesota
February 11, 2000

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




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